UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sandell Asset Management Corp.

Address:   40 West 57th Street, 26th Floor
           New York, NY 10019


Form 13F File Number: 28-12219


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  (212) 603-5700

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Gashler                New York, New York                 5/15/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              37

Form 13F Information Table Value Total:  $      768,435
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABOVENET INC                 COM              00374N107   47,610   575,000 SH       SOLE                  575,000      0    0
CENTRAL VT PUB SVC CORP      COM              155771108    7,781   221,053 SH       SOLE                  221,053      0    0
CHEMTURA CORP                COM NEW          163893209   10,109   595,330 SH       SOLE                  595,330      0    0
COGDELL SPENCER INC          PFD-A 8.5%       19238U206    3,347   132,730 SH       SOLE                  132,730      0    0
CVR ENERGY INC               COM              12662P108   16,585   620,000 SH       SOLE                  620,000      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM              256743105   34,075   421,150 SH       SOLE                  421,150      0    0
EL PASO CORP                 COM              28336L109   57,899 1,959,371 SH       SOLE                1,959,371      0    0
FAMILY DLR STORES INC        COM              307000109   30,454   481,260 SH       SOLE                  481,260      0    0
GENERAL MTRS CO              COM              37045V100    4,916   191,655 SH       SOLE                  191,655      0    0
GENERAL MTRS CO A Wts        *W EXP 07/10/201 37045V118    2,137    83,324 SH       SOLE                   83,324      0    0
GENERAL MTRS CO B Wts        *W EXP 07/10/201 37045V126    2,137    83,324 SH       SOLE                   83,324      0    0
GOODRICH CORP                COM              382388106   42,793   341,145 SH       SOLE                  341,145      0    0
ILLUMINA INC CALL            COM              452327109   35,591   676,500 SH  CALL SOLE                  676,500      0    0
ILLUMINA INC                 COM              452327109   22,805   433,469 SH       SOLE                  433,469      0    0
KINDER MORGAN INC DEL        COM              49456B101    4,476   115,800 SH       SOLE                  115,800      0    0
KINDER MORGAN INC DEL PUT    COM              49456B101   13,655   353,300 SH  PUT  SOLE                  353,300      0    0
MARATHON PETE CORP           COM              56585A102   28,597   659,530 SH       SOLE                  659,530      0    0
MCGRAW HILL COS INC          COM              580645109   26,125   539,000 SH       SOLE                  539,000      0    0
MEDCO HEALTH SOLUTIONS INC   COM              58405U102   28,767   409,200 SH       SOLE                  409,200      0    0
MOTOROLA MOBILITY HLDGS INC  COM              620097105   24,001   611,637 SH       SOLE                  611,637      0    0
NOVELLUS SYS INC             COM              670008101   26,159   524,126 SH       SOLE                  524,126      0    0
PROGRESS ENERGY INC          COM              743263105   45,526   857,200 SH       SOLE                  857,200      0    0
PROVIDENT ENERGY LTD NEW     COM              74386V100   22,548 1,864,175 SH       SOLE                1,864,175      0    0
QUEST SOFTWARE INC           COM              74834T103   13,962   600,000 SH       SOLE                  600,000      0    0
RSC HOLDINGS INC             COM              74972L102   19,427   860,000 SH       SOLE                  860,000      0    0
SELECT SECTOR SPDR TR        SBI INT-FINL     81369Y605    6,318   400,000 SH       SOLE                  400,000      0    0
SEMGROUP CORP                CL A             81663A105   15,386   528,000 SH       SOLE                  528,000      0    0
SOLUTIA INC                  COM NEW          834376501   30,052 1,075,600 SH       SOLE                1,075,600      0    0
SUNOCO INC                   COM              86764P109    8,622   226,000 SH       SOLE                  226,000      0    0
TALEO CORP                   CL A             87424N104   12,220   266,050 SH       SOLE                  266,050      0    0
TELUS CORP                   NON-VTG SHS      87971M202   17,288   304,000 SH       SOLE                  304,000      0    0
TPC GROUP INC                COM              89236Y104   16,954   383,488 SH       SOLE                  383,488      0    0
TRONOX INC                   COM              897051306   36,154   207,481 SH       SOLE                  207,481      0    0
TRONOX INC G 68.56 WRNTS     W EXP 02/14/18   897051124    5,332    30,602 SH       SOLE                   30,602      0    0
TRONOX INC W 62.13 WRNTS     W EXP 02/14/18   897051116    4,302    24,691 SH       SOLE                   24,691      0    0
TYCO INTERNATIONAL LTD       COM              H89128104   13,006   231,500 SH       SOLE                  231,500      0    0
VISTEON CORP                 COM NEW          92839U206   31,319   590,924 SH       SOLE                  590,924      0    0
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